FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

            Report for the Calendar Year or Quarter Ended: 9/30/2003 Check here if Amendment [ ]; Amendment Number: __________

                        This Amendment (Check only one.):
                           [ ]     is a restatement.
                           [ ]     adds new holdings entries.

Name: Benchmark Capital Management Co. II, L.L.C.
Addess: 2480 Sand Hill Road, Suite 200, Menlo Park, CA 94025

Form 13F File Number:  28-05417

                      The  institutional  investment  manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Steven M. Spurlock

Title:  Managing Member

Phone:  650 854-8180

Signature, Place, and Date of Signing:

/s/ Steven M. Spurlock
--------------------------------------------------------------------------------
[Signature]

Menlo Park, CA
--------------------------------------------------------------------------------
[City, State]

October 8, 2003
--------------------------------------------------------------------------------
[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:                    None

Form 13F Information Table Entry Total:               4

Form 13F Information Table Value Total:               37,012
                                                      -----------
                                                      (thousands)

List of Other Included Managers:                      None

                           FORM 13F INFORMATION TABLE

                                                   VALUE     SHARES/        SH/  PUT/  INVSTMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER         TITLE OF CLASS   CUSIP    (X$1000)   PRN AMT        PRN  CALL  DSCRETN MANAGERS    SOLE    SHARED   NONE
---------------------- -------------- --------- ----------- --------       ---  ----  ------- --------  --------  ------   ----
------------------------------------------------------------------------------------------------------------------------------------
E-Loan, Inc.          Common          26861P107  14,620    4,027,624        SH        Sole             4,027,624    0       0
Equinix               Common          29444U106   4,972      266,720        SH        Sole               266,720    0       0
Handspring, Inc.      Common          410293104   5,123    4,533,214        SH        Sole             4,533,214    0       0
Turnstone             Common          900423104  12,298    4,284,892        SH        Sole             4,284,892    0       0

                                          -------------
                                          TOTAL  37,012
                                          -------------